UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08076

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:                                                       Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.

Schedule of Investments

January 31, 2009 (unaudited)

	No. of
Description	Shares		Value
EQUITY OR EQUITY-LINKED SECURITIES-97.77%

Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-97.11%
Asia-0.61%
Diversified Telecommunication Services-0.61%
TVG Asian Communications Fund II, L.P. †‡ # (Cost $1,092,526)	3,622,118	*	$688,804

Brazil-7.90%
Diversified Telecommunication Services-5.05%
Brasil Telecom S.A., PN	81,637		417,453
Brasil Telecom Participações S.A.	42,959		1,104,832
Brasil Telecom Participações S.A., PN	110,750		729,355
Telemar Norte Leste S.A., PNA	31,191		608,850
Tele Norte Leste Participações S.A.	41,864		643,119
Tele Norte Leste Participações S.A., ADR	97,037		1,193,555
Tele Norte Leste Participações S.A., PN	71,477		882,983
			5,580,147
Media-0.90%
NET Servicos de Comunicacao S.A., ADR	155,927		993,255

Wireless Telecommunication Services-1.95%
Tim Participações S.A.	705,591		1,014,387
Vivo Participações S.A., ADR	80,320		1,138,938
			2,153,325
Total Brazil (Cost $11,098,296)			8,726,727

Chile-1.23%
Diversified Telecommunication Services-1.23%
Empresa Nacional de Telecomunicaciones S.A. (Cost $1,339,857)	123,132		1,357,466

China-16.60%
Diversified Telecommunication Services-3.98%
China Communications Corp. Ltd.	1,740,000		1,042,521
China Telecom Corp. Ltd.	9,238,207		3,351,630
			4,394,151

Wireless Telecommunication Services-12.62%
China Mobile Ltd.	1,037,172		9,335,907
China Mobile Ltd., ADR	23,920		1,075,682
China Unicom Ltd.	3,829,273		3,534,493
			13,946,082

Total China (Cost $28,493,756)			18,340,233

Czech Republic-1.23%
Diversified Telecommunication Services-1.23%
Telefonica 02 Czech Republic AS (Cost $1,578,162)	473,012		1,355,910

Egypt-1.73%
Diversified Telecommunication Services-0.52%
Telecom Egypt SAE	225,185		581,083

Wireless Telecommunication Services-1.21%
Orascom Telecom Holding SAE	338,846		1,334,122

Total Egypt (Cost $4,640,314)			1,915,205

India-0.90%
Wireless Telecommunication Services-0.90%
Bharti Airtel Ltd.† (Cost $1,362,009)	77,997		998,123

Indonesia-4.56%
Diversified Telecommunication Services-4.56%
PT Indosat Tbk	3,217,856		1,577,006
PT Telekomunikasi Indonesia	6,299,954		3,456,971

Total Indonesia (Cost $6,797,661)			5,033,977

Israel-8.56%
Diversified Telecommunication Services-1.76%
Bezeq Israeli Telecommunication Corp. Ltd.	1,311,772		1,940,752

Technology-0.88%
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡	2,001,470	*	977,198

Venture Capital-3.77%
BPA Israel Ventures LLC † ‡ #	1,674,587	*	930,131
Concord Ventures Fund II, L.P. † ‡	4,000,000	*	983,472
Giza GE Ventures Fund III, L.P. † ‡	2,750,000	*	788,480
K.T. Concord Ventures Fund L.P. † ‡	2,000,000	*	222,390
Neurone Ventures II, L.P. † ‡ #	663,684	*	165,484
Walden-Israel Ventures III, L.P. † ‡ #	1,249,188	*	1,081,047
			4,171,004

Wireless Telecommunication Services-2.15%
Cellcom Israel Ltd.	73,556		1,557,916
Partner Communications Co., Ltd.	53,488		822,645
			2,380,561

Total Israel (Cost $15,300,918)			9,469,515

Latin America-0.32%
Venture Capital-0.32%
JPMorgan Latin America Capital Partners, L.P. † ‡ # (Cost $597,379)	2,216,887	*	355,278

Malaysia-0.54%
Diversified Telecommunication Services-0.54%
Telekom Malaysia Berhad (Cost $701,345)	678,361		593,396

Mexico-13.09%
Diversified Telecommunication Services-3.04%
Teléfonos de México S.A.B. de C.V., Series L, ADR	189,563	3,357,161

Wireless Telecommunication Services-10.05%
America Movil S.A. de C.V., Series L, ADR	389,498	11,104,588

Total Mexico (Cost $9,865,563)		14,461,749

Philippines-2.37%
Diversified Telecommunication Services-2.37%
Philippine Long Distance Telephone Co. (Cost $2,088,095)	60,135	2,622,713

Poland-2.42%
Diversified Telecommunication Services-2.42%
Telekomunikacja Polska S.A. (Cost $4,429,239)	473,012	2,673,534

Russia-4.25%
Diversified Telecommunication Services - 0.03%
Comstar United Telesystems OJSC, GDR	12,524	30,721

Wireless Telecommunication Services-4.22%
Mobile TeleSystems OJSC, ADR	131,762	2,806,531
Vimpel-Communications, ADR	304,363	1,853,571
		4,660,102
Total Russia (Cost $11,162,412)		4,690,823

South Africa-11.48%
Diversified Telecommunication Services-2.74%
Telkom South Africa Ltd.	267,605	3,028,604

Wireless Telecommunication Services-8.74%
MTN Group Ltd.	1,017,961	9,657,541

Total South Africa (Cost $14,236,840)		12,686,145

South Korea-8.17%
Diversified Telecommunication Services-3.01%
KT Corp.	102,496	2,935,408
LG Dacom Corp.	29,336	387,947
		3,323,355

Wireless Telecommunication Services-5.16%
KT Freetel Co., Ltd.	53,080	1,112,012
LG Telecom Ltd.	92,572	618,857
SK Telecom Co., Ltd.	26,658	3,977,762
		5,708,631

Total South Korea (Cost $10,550,084)		9,031,986

Taiwan-5.13%
Diversified Telecommunication Services-3.99%
Chunghwa Telecom Co., Ltd.	2,913,999		4,409,504

Wireless Telecommunication Services-1.14%
Taiwan Mobile Co., Ltd.	900,340		1,258,034

Total Taiwan (Cost $7,425,084)			5,667,538

Thailand-1.55%
Wireless Telecommunication Services-1.55%
Advanced Info Service Public Co., Ltd. (Cost $2,484,013)	796,765		1,708,574

Turkey-2.55%
Wireless Telecommunication Services-2.55%
Turkcell Iletisim Hizmetleri AS (Cost $3,663,338)	531,287		2,813,974

Global-1.92%
Diversified Telecommunication Services-0.94%
TeleSoft Partners L.P. † ‡	1,250,000	*	0
TeleSoft Partners II QP, L.P. † ‡ #	2,160,000	*	1,036,865
			1,036,865

Venture Capital-0.98%
Emerging Markets Ventures I, L.P. † ‡ #	7,248,829	*	1,084,062

Total Global (Cost $3,938,677)			2,120,927

Total Emerging Countries (Cost $143,105,109)			107,312,597

Equity Securities of Telecommunication Companies in Developed Countries-0.65%
United States-0.65%

Internet Software & Services-0.65%
NetFlix, Inc. †	1,321		47,741
Technology Crossover Ventures IV, L.P. † ‡ #	1,928,200	*	667,641

Total United States (Cost $602,409)			715,382

Equity Securites of Companies Providing Other Essential Services in the Development of an Emerging Country’s Infrastructure-0.01%
Argentina-0.00%
Investment & Holding Companies-0.00%
Exxel Capital Partners V, L.P. † ‡ (Cost $380,481)	1,897,761	*	0

Israel-0.01%
Investment & Holding Companies-0.01%
The Renaissance Fund LDC † ‡ (Cost $431,807)	160		8,887

Total Other Essential Services (Cost $812,288)	8,887

Total Equity or Equity-Linked Securities-97.77% (Cost $144,260,264)	108,036,866

	Principal
	Amount
	(000’s)
SHORT-TERM INVESTMENT-0.93%
United States-0.93%
Bank of America, overnight deposit, 0.07%, 02/02/09 (Cost $1,032,000)	$1,032	1,032,000

Total Investments-98.70% (Cost $145,292,264)		109,068,866

Cash and Other Assets, less Liabilities-1.30%		1,433,159

NET ASSETS-100.00%		$110,502,025

†	Non-income producing security.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors, under procedures established by the Board of Directors.

#	As of January 31, 2009, the aggregate amount of open commitments for the Fund is $2,961,114.
*	Represents contributed capital.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At January 31, 2009, the Fund held 8.13% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $16,419,193 and fair value of $8,989,739. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 1/31/09	Percent of Net Assets	Distributions Received	Open Commitments

BPA Israel Ventures LLC	10/05/00 - 12/09/05	$1,187,922	$930,131	0.84	$—	$625,413

Concord Ventures Fund II, L.P.	03/29/00 - 12/15/06	2,633,194	983,472	0.89	258,608	—

Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	2,734,691	1,084,062	0.98	7,090,156	851,172

Exxel Capital Partners V, L.P.	05/11/98 - 12/03/98	380,481	0	0.00	205,185	—

Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	1,738,836	788,480	0.71	724,175	—

JPMorgan Latin America Capital Partners L.P.	04/10/00 - 03/20/08	597,379	355,278	0.32	2,217,354	571,535

K.T. Concord Venture Fund L.P.	12/08/97 - 09/29/00	1,260,856	222,390	0.20	1,320,492	—

Neurone Ventures II, L.P.	11/24/00 - 07/08/08	170,507	165,484	0.15	297,649	97,500

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/12/08	1,624,685	977,198	0.89	380,279	—

Technology Crossover Ventures IV, L.P.	03/08/00 - 10/07/08	602,407	667,641	0.60	1,614,017	71,800

Telesoft Partners L.P.	07/22/97 - 06/07/01	158,405	0	0.00	7,203,101	—

Telesoft Partners II QP, L.P.	07/14/00 - 06/12/08	1,045,581	1,036,865	0.94	1,109,561	240,000

The Renaissance Fund LDC	03/30/94 - 03/21/97	431,807	8,887	0.01	1,547,662	—

TVG Asian Communications Fund II, L.P.	06/07/00 - 10/27/05	1,092,526	688,804	0.62	3,308,829	377,882

Walden-Israel Ventures III, L.P.	02/23/01 - 09/18/08	759,916	1,081,047	0.98	942,976	125,812

Total		$16,419,193	$8,989,739	8.13	$28,220,044	$2,961,114

The Fund may incur certain costs in connecting with the disposition of the above securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$33,626,678	$—
Level 2 - Other Significant Observable Inputs	66,452,449	—
Level 3 - Significant Unobservable Inputs	8,989,739	—
Total	$109,068,866	$—

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 10/31/08	$9,290,520	$—
Accrued discounts/premiums	—	—
Realized gain/loss and change in unrealized appreciation	(130,601)	—
Net purchases/sales	(170,180)	—
Net transfers in and/or out of Level 3	—	—
Balance as of 01/31/09	$8,989,739	—
Net change in unrealized appreciation from investments still held as of 01/31/09	122,884	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $145,292,264, $9,483,604, $(45,707,002) and $(36,223,398), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 23, 2009